CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12/31/2020	12/31/2019
Cash and Banks	124,139	183,917
Financial Investments (a)	162,468	151,390
Total	286,607	335,307

a) Financial investments are of immediate liquidity, substantially with CDI / SELIC remuneration. The balances considered as cash equivalents are short-term investments, of immediate liquidity, readily convertible into a known amount of cash, subject to an insignificant risk of change in value and maintained for the purpose of meeting short-term cash commitments and the Company's cash management. No public security is classified as cash and cash equivalents.